Summary of Significant Accounting Policies and Organization (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 24, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents
Valuation allowance increase decrease	435,795	610,845
Impairment losses on equipment
Revenue
Additional contract award			$ 921,130
Contract award			$ 1,021,092
Cash excess of FDIC insurance limits	500,006	0
Doubtful accounts	$ 0	$ 0